RISK MANAGEMENT (Details 10) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Trading Banking Portfolios Scenario 1 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	R$ (66,295)	R$ (60,070)
Trading Banking Portfolios Scenario 2 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	(7,286,878)	(7,221,066)
Trading Banking Portfolios Scenario 3 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	R$ (13,845,070)	(13,738,128)
Sensitivity Analysis Trading And Banking Portfolio Interest Rate In Reais [Member]
IfrsStatementLineItems [Line Items]
Definition	Exposure subject to variations in fixed interest rates and interest rate coupons
Sensitivity Analysis Trading And Banking Portfolio Interest Rate In Reais [Member] | Trading Banking Portfolios Scenario 1 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	R$ (10,533)	(10,217)
Sensitivity Analysis Trading And Banking Portfolio Interest Rate In Reais [Member] | Trading Banking Portfolios Scenario 2 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	(3,584,634)	(4,085,285)
Sensitivity Analysis Trading And Banking Portfolio Interest Rate In Reais [Member] | Trading Banking Portfolios Scenario 3 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	R$ (7,069,069)	(7,975,990)
Sensitivity Analysis Trading And Banking Portfolio Price Indexes [Member]
IfrsStatementLineItems [Line Items]
Definition	Exposure subject to variations in price index coupon rates
Sensitivity Analysis Trading And Banking Portfolio Price Indexes [Member] | Trading Banking Portfolios Scenario 1 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	R$ (17,802)	(12,890)
Sensitivity Analysis Trading And Banking Portfolio Price Indexes [Member] | Trading Banking Portfolios Scenario 2 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	(2,747,631)	(2,209,541)
Sensitivity Analysis Trading And Banking Portfolio Price Indexes [Member] | Trading Banking Portfolios Scenario 3 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	R$ (4,869,645)	(3,908,207)
Sensitivity Analysis Trading And Banking Portfolio Exchange Coupon [Member]
IfrsStatementLineItems [Line Items]
Definition	Exposure subject to variations in foreign currency coupon rates
Sensitivity Analysis Trading And Banking Portfolio Exchange Coupon [Member] | Trading Banking Portfolios Scenario 1 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	R$ (1,899)	(1,834)
Sensitivity Analysis Trading And Banking Portfolio Exchange Coupon [Member] | Trading Banking Portfolios Scenario 2 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	(231,410)	(262,983)
Sensitivity Analysis Trading And Banking Portfolio Exchange Coupon [Member] | Trading Banking Portfolios Scenario 3 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	R$ (447,013)	(507,774)
Sensitivity Analysis Trading And Banking Portfolio Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Definition	Exposure subject to exchange rate variations
Sensitivity Analysis Trading And Banking Portfolio Foreign Currency [Member] | Trading Banking Portfolios Scenario 1 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	R$ (4,244)	(5,335)
Sensitivity Analysis Trading And Banking Portfolio Foreign Currency [Member] | Trading Banking Portfolios Scenario 2 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	(106,104)	(133,384)
Sensitivity Analysis Trading And Banking Portfolio Foreign Currency [Member] | Trading Banking Portfolios Scenario 3 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	R$ (212,207)	(266,768)
Sensitivity Analysis Trading And Banking Portfolio Equities [Member]
IfrsStatementLineItems [Line Items]
Definition	Exposure subject to variation in stock prices
Sensitivity Analysis Trading And Banking Portfolio Equities [Member] | Trading Banking Portfolios Scenario 1 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	R$ (35,194)	(32,045)
Sensitivity Analysis Trading And Banking Portfolio Equities [Member] | Trading Banking Portfolios Scenario 2 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	(879,844)	(801,129)
Sensitivity Analysis Trading And Banking Portfolio Equities [Member] | Trading Banking Portfolios Scenario 3 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	R$ (1,759,689)	(1,602,258)
Sensitivity Analysis Trading And Banking Portfolio Sovereign Eurobonds And Treasuries [Member]
IfrsStatementLineItems [Line Items]
Definition	Exposure subject to variations in the interest rate of securities traded on the international market
Sensitivity Analysis Trading And Banking Portfolio Sovereign Eurobonds And Treasuries [Member] | Trading Banking Portfolios Scenario 1 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	R$ 2,442	2,296
Sensitivity Analysis Trading And Banking Portfolio Sovereign Eurobonds And Treasuries [Member] | Trading Banking Portfolios Scenario 2 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	239,377	272,371
Sensitivity Analysis Trading And Banking Portfolio Sovereign Eurobonds And Treasuries [Member] | Trading Banking Portfolios Scenario 3 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	R$ 465,818	525,099
Sensitivity Analysis Trading And Banking Portfolio Others [Member]
IfrsStatementLineItems [Line Items]
Definition	Exposure not classified in other definitions
Sensitivity Analysis Trading And Banking Portfolio Others [Member] | Trading Banking Portfolios Scenario 1 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	R$ 935	(45)
Sensitivity Analysis Trading And Banking Portfolio Others [Member] | Trading Banking Portfolios Scenario 2 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	23,368	(1,115)
Sensitivity Analysis Trading And Banking Portfolio Others [Member] | Trading Banking Portfolios Scenario 3 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	R$ 46,735	R$ (2,230)